Annual Fund Operating Expenses - Mid Cap US Equity Select ETF - Mid Cap US Equity Select ETF	Aug. 02, 2021
Operating Expenses:
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%